Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Deferred income tax assets	$ 70	$ 98
Deferred tax liabilities	(1,930)	(2,134)
Net deferred income tax liabilities	(1,860)	(2,036)
Tax losses carried forward [Member]
Statement [Line Items]
Deferred income tax assets	2,164	2,146
Provision for decommissioning, restoration and rehabilitation costs [Member]
Statement [Line Items]
Deferred income tax assets	281	277
Trade and other receivables [Member]
Statement [Line Items]
Deferred tax liabilities	0	(2,019)
Withholding tax liability [Member]
Statement [Line Items]
Deferred tax liabilities	(1,677)	(1,609)
Plant and equipment [Member]
Statement [Line Items]
Deferred tax liabilities	(2,576)	(1,072)
Mineral property interests [Member]
Statement [Line Items]
Deferred tax liabilities	(309)	0
Prepaid expenses [Member]
Statement [Line Items]
Deferred tax liabilities	(18)	0
Other deductible temporary differences [Member]
Statement [Line Items]
Deferred income tax assets	$ 275	$ 241